DEBT AND CREDIT FACILITY - Summary of Changes in Debt (Details) - USD ($)		12 Months Ended
	Mar. 19, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt [Roll Forward]
Balance, beginning of year		$ 250,729,000	$ 236,358,000
Accretion of discount		14,320,000	14,371,000
Interest accrued		8,729,000	7,619,000
Interest paid		(9,104,000)	(7,619,000)
Redemption of 2013 Notes		(152,250,000)	0
Issuance of 2019 Notes		230,000,000	0
Balance, end of year		286,852,000	250,729,000
Accrued interest outstanding		(2,803,000)	(3,178,000)
Current		114,280,000	0
Non-current		169,769,000	247,551,000
2013 Notes
Debt [Roll Forward]
Redemption of 2013 Notes	$ (152,250,000)	(141,982,000)	0
Balance, end of year		148,000,000
Non-current		115,000,000	265,000,000
2019 Notes
Debt [Roll Forward]
Issuance of 2019 Notes		164,160,000	$ 0
Balance, end of year		$ 169,365,000